BUSINESS COMBINATIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Russian MDI Acquisition
Business Combinations
Preliminary allocation of acquisition cost to the assets acquired and liabilities assumed

The preliminary allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Fair value of original 45% ownership interest acquired in 2007	$13
Acquisition cost of 55% ownership interest acquired in 2012	16

Total fair value of net assets acquired	$29

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$2
Inventories	9
Other current assets	1
Property, plant and equipment	31
Accounts payable	(4)
Accrued liabilities	(1)
Deferred income taxes	(2)
Long-term debt	(7)

Total fair value of net assets acquired	$29

Estimated pro forma revenues and net income (loss) attributable

The following estimated pro forma revenues attributable to our Company would have been reported (dollars in millions):

	Pro Forma
	Year ended December 31, (unaudited)
	2012	2011	2010
Revenues	$11,231	$11,257	$9,277

Laffans Petrochemicals Limited
Business Combinations
Preliminary allocation of acquisition cost to the assets acquired and liabilities assumed

The allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Acquisition cost	$23

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$9
Inventories	2
Other current assets	2
Property, plant and equipment	12
Intangibles	3
Accounts payable	(3)
Accrued liabilities	(1)
Other noncurrent liabilities	(1)

Total fair value of net assets acquired	$23

Estimated pro forma revenues and net income (loss) attributable

If this acquisition were to have occurred on January 1, 2010 the following estimated pro forma revenues and net income attributable to Huntsman International would have been reported (dollars in millions):

	Pro Forma
	Year ended December 31, (unaudited)
	2011	2010
Revenues	$11,235	$9,301
Net income attributable to Huntsman International	254	181